Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [line items]
Basis of preparation
Basis of preparation
The Consolidated Financial Statements of IHG have been prepared on a going concern basis (see below) and under the historical cost convention, except for assets and liabilities measured at fair value under relevant accounting standards. The Consolidated Financial Statements have been prepared in accordance with
UK-adopted
international accounting standards and with applicable law and regulations, including the Companies Act 2006, and with International Financial Reporting Standards (‘IFRSs’) as issued by the International Accounting Standards Board (‘IASB’).
UK-adopted
international accounting standards differ in certain respects from IFRSs as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.

Going Concern
Going concern
The period to 30 June 2026 has been used to complete the going concern assessment.
In adopting the going concern basis for preparing the Group financial statements, the Directors have considered a ‘Base Case’ scenario, as prepared by management, which assumes Global RevPAR in 2025 and 2026 continues to grow in line with market expectations in each of our regions. The assumptions applied in the Base Case scenario are consistent with those used for Group planning purposes, for impairment testing (impairment tests adjusted for factors specific to individual properties or portfolios) and for assessing recoverability of deferred tax assets.
The Directors have also reviewed a ‘Severe Downside Case’ which is based on a severe but plausible scenario equivalent to the market conditions experienced through the 2008/2009 global financial crisis. This assumes that trading performance during 2025 starts to worsen and then RevPAR decreases significantly by 17% in 2026.
A
large number of the Group’s principal risks would result in an impact on RevPAR, which is one of the sensitivities assessed against the headroom available in the Base Case and Severe Downside Case scenarios. Climate risks are not considered to have a significant impact over the period of assessment. Other principal risks that could result in a large one-off
incident that has a material impact on cash flow have also been considered, for example a cybersecurity event.
The final
one-year
extension to the Group’s revolving credit facility of $1,350m was exercised in April 2024 and the facility now matures in 2029.
The Group’s key covenant requires net debt:EBITDA below 4.0x. See note
23
for
additional information. In September 2024 the Group issued a
€
750m bond. The only debt maturity in the period under consideration is the £300m bond in August 2025.

The Base Case assumes new funding is completed in 2025 and 2026 for refinancing purposes, however no additional funding is modelled in the Severe Downside Case.
Under
the Base Case and Severe Downside Case, bank covenants are not breached and there is significant headroom to the covenants to absorb multiple additional risks and uncertainties. The Directors also reviewed a number of actions that could be taken, if required, to reduce discretionary spend, creating substantial additional headroom to the covenants.
The
Directors reviewed a reverse stress test scenario to determine what decrease in RevPAR would create a breach of the covenants. The Directors concluded that it was very unlikely that a single risk or combination of the risks considered could create the sustained RevPAR impact required, except for a significant global event.
Having reviewed these scenarios, the Directors have a reasonable expectation that the Group has sufficient resources to continue operating until at least 30 June 2026. Accordingly, they continue to adopt the going concern basis in preparing the financial statements.

Presentational currency
Presentational currency
The
Consolidated
Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.
In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the relevant rate of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.
The functional currency of the Company is sterling since this is a non-trading
holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and intercompany balances.

Critical accounting policies and the use of judgements, estimates and assumptions
Critical accounting policies
and the use of judgements,
estimates and assumptions
In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements, or the reported amounts of revenues and expenses during the reporting period, or could do so within the next financial year.

Judgements
System Fund
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for specified purposes of use including marketing, reservations, certain hotel services and the Group’s loyalty programme, IHG One Rewards. Assessments are generally levied as a percentage of hotel revenues but may also be volume-based or fixed monthly fees.
The Fund is not managed to generate a surplus or deficit for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
In relation to marketing and reservation services, the Group’s performance obligation under IFRS 15 ‘Revenue from Contracts with Customers’ is determined to be the continuous performance of the services rather than the spending of the assessments received. Accordingly, assessment fees are recognised as hotel revenues occur, Fund expenses are charged to the Group income statement as incurred and no constructive obligation is deemed to exist under IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’. Accordingly, no liability is recognised relating to the balance of unspent funds.
No other critical judgements have been made in applying the Group’s accounting policies.
Estimates
Management consider that significant estimates and assumptions are used as described below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances.
Loyalty programme
The loyalty programme, IHG One Rewards, enables members to earn points during each qualifying stay at an IHG branded hotel and through other partnerships and programmes. Members are able to consume those points at a later date for free or reduced accommodation or other benefits. Points revenue includes hotel assessments, revenue from third-party partners and proceeds from points purchased directly by members.
The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’ (points that will never be consumed). On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of breakage.
Significant estimation uncertainty exists in projecting members’ future consumption activity. If future member behaviour deviates significantly from expectations, breakage estimates could increase or decrease.
At 31 December 2024, deferred revenue relating to the loyalty programme was $1,653m (2023: $1,529m, 2022: $1,411m). Based on the conditions existing at the balance sheet date, a one percentage point decrease/increase in the breakage estimate relating to earned points would increase/reduce the deferred revenue liability by $86m and would correspondingly impact the value of System Fund and reimbursable revenues recognised.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements comprise the financial statements of the Parent Company and entities controlled by the Group. Control exists when the Group has:

–	power over an investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

–	exposure, or rights, to variable returns from its involvement with the investee; and

–	the ability to use its power over the investee to affect its returns.
All intra-group balances and transactions are eliminated on consolidation.
The assets, liabilities and results of those businesses acquired or disposed of are consolidated for the period during which they were under the Group’s control.

Foreign currencies
Foreign currencies
Within the Group’s subsidiaries, transactions in foreign currencies are translated to the subsidiary’s functional currency at the exchange rates ruling on the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are retranslated to the subsidiary’s functional currency at the relevant rates of exchange ruling on the last day of the period. On consolidation:

–
The assets and liabilities of foreign operations of the Group’s subsidiaries with a functional currency other than US dollars are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for each month of the reporting period. The Group treats specific intercompany loan balances, which are not intended to be repaid in the foreseeable future, as part of its net investment. The exchange differences arising on retranslation are taken to the currency translation reserve; and

–	Exchange differences arising from the translation of instruments that are designated as a hedge against a net investment in a foreign operation are taken to the currency translation reserve.
On disposal of a foreign operation, the cumulative amount recognised in the currency translation reserve relating to that particular foreign operation is recycled as part of the gain or loss on disposal.

Revenue recognition
Revenue recognition
Revenue is recognised at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
Fee business revenue
Under franchise agreements, the Group’s performance obligation is to provide a licence to use IHG’s trademarks and other intellectual property. Franchise royalty fees are typically charged as a percentage of hotel gross rooms revenues and are treated as variable consideration, recognised as the underlying hotel revenues occur.
Under management agreements, the Group’s performance obligation is to provide hotel management services and a licence to use IHG’s trademarks and other intellectual property. Base and incentive management fees are typically charged. Base management fees are typically a percentage of total hotel revenues and incentive management fees are generally based on the hotel’s profitability or cash flows. Both are treated as variable consideration. Like franchise fees, base management fees are recognised as the underlying hotel revenues occur. Incentive management fees are recognised over time when it is considered highly probable that the related performance criteria for each annual period will be met, provided there is no expectation of a subsequent reversal of the revenue.
Application and
re-licensing
fees are not considered to be distinct from the franchise performance obligation and are recognised over the life of the related agreement.
Under franchise and management agreements, the Group agrees to maintain and develop certain aspects of the technology ecosystem benefitting hotels, in exchange for a monthly technology fee based on either gross rooms revenues or the number of rooms in the hotel. The technology fee is charged and recognised over time as these services are delivered. Technology fee income is included in Central revenue.
Technical service fees are received in relation to design and engineering support provided prior to the opening of certain hotel properties. These services are a distinct performance obligation and the fees are recognised as revenue over the pre-opening
period in line with the Group’s assessment of the stage of completion of the project, based on the latest expectation of hotel opening date and its knowledge and experience of the pattern of work performed on comparable projects.
The Group has applied the practical expedient in IFRS 15 not to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied as at the end of the reporting period for all amounts where the Group has a right to consideration in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (including franchise and management fees).
Contract assets
Amounts paid to hotel owners to secure management and franchise agreements (‘key money’) are treated as consideration payable to a customer. A contract asset is recorded which is recognised as a deduction to revenue over the initial term of the agreement.
In limited cases, loans can be provided to an owner, in such cases the initial credit risk will be low. The difference, if any, between the face and market value of the loan on inception is recognised as a contract asset.
In limited cases, the Group may provide performance guarantees to hotel owners. The expected value of payments under performance guarantees reduces the overall transaction price and is recognised as a deduction to revenue over the term of the agreement.
Typically, contract assets are not financial assets as they represent amounts paid by the Group at the beginning of a contract, and so are tested for impairment based on value in use rather than with reference to expected credit losses. Contract assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If carrying values exceed the recoverable amount, determined by reference to estimated future cash flows discounted to their present value using a pre-tax
discount rate, the contract assets are written down to the recoverable amount.
Deferred revenue
Deferred revenue is recognised when payment is received before the related performance obligation is satisfied.
Revenue is also deferred when key money is committed and is highly likely to be paid. The annual revenue deferral is equal to the reduction to revenue that would arise if the key money were paid at inception of the contract. When payment is made, a net contract asset is recorded which is amortised over the remaining initial term of the agreement.
Contract costs
Certain costs incurred to secure management and franchise agreements, typically developer commissions, are capitalised and amortised as an expense over the initial term of the related agreement. These costs are presented as contract costs in the Group statement of financial position.
Contract costs are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable with reference to the future expected cash flows from the contract.
Revenue from owned, leased and managed lease hotels
At its owned, leased and managed lease hotels, the Group’s performance obligation is to provide accommodation and other goods and services to guests. Revenue includes rooms revenue and food and beverage sales, which are recognised when the rooms are occupied and food and beverages are sold. Guest deposits received in advance of hotel stays are recorded as deferred revenue in the Group statement of financial position. They are recognised as revenue along with any balancing payment from the guest when the associated stay occurs.
System Fund and
reimbursable revenues
System Fund and other
co-brand
revenues
The Group operates the Fund to collect and administer cash assessments from hotel owners for specified purposes of use including marketing, reservations, certain hotel services and IHG One Rewards. The Fund also benefits from certain proceeds from the sale of loyalty points under third-party co-branding
arrangements and the sale of points directly to members and other third parties. The Fund is not managed to generate a surplus or deficit for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
The growth in the IHG One Rewards programme means that, although assessments are received from hotels up front when a member earns points, more revenue is deferred each year than is recognised in the Fund. This can lead to accounting losses in the Fund each year as the deferred revenue balance grows.
Under both franchise and management agreements, the Group is required to provide marketing and reservations services, as well as other centrally managed programmes. These services are provided by the Fund and are funded by assessment fees. Costs are incurred and allocated to the Fund in accordance with the principles agreed with the IHG Owners Association and ensuring appropriate consistency of application. The Group acts as principal in the provision of most services as the related expenses primarily comprise payroll and marketing expenses under contracts entered into by the Group. Assessment fees from hotel owners are generally levied as a percentage of hotel revenues, but may also be volume-based or fixed monthly fees, and are recognised at the point the Group is entitled to raise the invoice.
Certain travel agency commission and other revenues within the Fund are recognised on a net basis, where it has been determined that IHG is acting as agent.
In respect of IHG One Rewards, the performance obligations are to arrange for the provision of future benefits to members on consumption of previously earned reward points and Milestone Rewards. Points are exchanged for reward nights at an IHG hotel or other goods or services provided by third parties. Milestone Rewards comprise points or other benefits such as upgrades and food and beverage vouchers.
Under its franchise and management agreements, IHG receives assessment fees based on total qualifying hotel revenue from IHG One Rewards members’ hotel stays.
The Group’s performance obligation is not satisfied in full until the member has consumed the relevant benefits. Accordingly, loyalty assessments are allocated between points and Milestone Rewards and deferred in an amount that reflects the stand-alone selling price of the future benefit to the member.
From 1 January 2024, as agreed with the IHG Owners Association, a portion of revenue relating to the consumption of certain points sold is reported within fee business revenue, with the remaining amount reported within System Fund and reimbursable revenues. Revenue relating to points earned at hotels continues to be reported within System Fund and reimbursable revenues.
Revenue is impacted by a ‘breakage’ estimate of the benefits that will never be consumed. On an annual basis, the Group engages an external actuary who uses statistical formulae to assist in formulating this estimate, which is adjusted to reflect actual experience up to the reporting date.
As materially all of the awards will be either consumed at IHG managed or franchised hotels owned by third parties, or exchanged for awards provided by third parties, IHG is deemed to be acting as agent on consumption and therefore recognises the related revenue net of the cost of reimbursing the hotel or third party that is providing the benefit.
Performance obligations under the Group’s
co-brand
credit card agreements comprise:

a)	Arranging for the provision of future benefits to members who have earned points or free night certificates;

b)	Providing the co-brand partners with access to our loyalty programme and customer base, and rights to use our brands; and

c)	Marketing services.
Revenue from a) is reported within System Fund and reimbursable revenues and revenue from b) is reported within fee business revenue. Revenue from c) is recognised in either fee business revenue or System Fund and reimbursable revenues depending on the nature of marketing services performed.
Fees from these agreements comprise fixed amounts normally payable at the beginning of the contract, and variable amounts paid on a monthly basis. Variable amounts are typically based on the number of points and free night certificates issued to members and the marketing services performed by the Group. Total fees are allocated to the performance obligations based on their estimated stand-alone selling prices. Revenue allocated to marketing and licensing obligations is recognised on a monthly basis as the obligations are satisfied. Revenue relating to points and free night certificates is recognised when the member has consumed the points or certificates at a participating hotel or has selected a reward from a third party, net of the cost of reimbursing the hotel or third party that is providing the benefit.
Judgement is required in estimating the stand-alone selling prices which are based upon generally accepted valuation methodologies regarding the value of the licence provided and the number of points and certificates expected to be issued. However, the value of revenue recognised and the deferred revenue balance at the end of the year is not materially sensitive to changes in these assumptions.
Reimbursable revenues
In a managed property, the Group typically acts as employer of the general manager and, in some cases, other employees at the hotel and is entitled to reimbursement of these costs. The performance obligation is satisfied over time as the employees perform their duties, consistent with when reimbursement is received. Reimbursements for these services are shown as revenue with an equal matching employee cost, with no profit impact. Certain other costs relating to both managed and franchised hotels are also contractually reimbursable to IHG and, where IHG is deemed to be acting as principal in the provision of the related services, the revenue and cost are shown on a gross basis.

Segmental information
Segmental information
The Group has four reportable segments reflecting its geographical regions (Americas, EMEAA, Greater China) and its Central functions.
Central functions include technology, sales and marketing, finance, human resources, corporate services and insurance results. Central revenue arises principally from technology fee income and ancillary revenues including co-brand
licensing fees and, from 2024, a portion of revenue from the consumption of certain IHG One Rewards points.
No operating segments are aggregated to form these reportable segments.
Management monitors the operating results of these reportable segments for the purpose of making decisions about resource allocation and performance assessment. Each of the geographical regions is led by its own Chief Executive Officer who reports to the Group Chief Executive Officer.
The System Fund is not managed to generate a profit or loss for IHG over the longer term and cost reimbursements do not impact in-year
profit or loss. System Fund and reimbursable revenues and results are therefore not regularly reviewed by the Chief Operating Decision Maker (‘CODM’) and do not constitute an operating segment under IFRS 8 ‘Operating Segments’.

Segmental performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group Financial Statements, excluding System Fund, reimbursables and exceptional items. Group financing activities, fair value gains or losses on contingent purchase consideration and income taxes are managed on a Group basis
and are not allocated to reportable segments.

Financial income and expenses
Financial income and expenses
Financial income and expenses include income and charges on the Group’s financial assets and liabilities and related hedging instruments, and foreign exchange gains and losses primarily related to the Group’s internal funding structure.
Finance charges relating to bank and other borrowings, including transaction costs and any discount or premium on issue, are recognised in the Group income statement using the effective interest rate method.
In the Group statement of cash flows, interest paid and received is presented within cash from operating activities, including any fees and discounts on issuance or settlement of borrowings.

Exceptional items
Exceptional items
The Group discloses certain financial information both including and excluding exceptional items. The presentation of information excluding exceptional items allows a better understanding of the underlying trading performance and trends of the Group and its reportable segments. It also provides consistency with the Group’s internal management reporting.
In determining whether an event or transaction is exceptional, quantitative and qualitative factors are considered. Exceptional items are identified by virtue of their size, nature or incidence, with consideration given to consistency of treatment with prior years and between gains and losses.
The tax effect of exceptional items is also presented as exceptional.
Examples of exceptional items include, but are not restricted to, gains and losses on the disposal of assets, impairment charges and reversals, the costs of individually significant legal cases or commercial disputes and reorganisation costs. All exceptional items are subject to review by the Audit Committee.

Earnings per share
Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit for the year available for IHG equity holders by the weighted average number of ordinary shares, excluding investment in own shares, in issue during the year.
Diluted earnings per ordinary share is calculated by adjusting basic earnings per ordinary share to reflect the notional exercise of the weighted average number of dilutive ordinary share awards outstanding during the year. Where the effect of the notional exercise of outstanding ordinary share awards is anti-dilutive, these are excluded from the diluted earnings per share calculation.

Business combinations and goodwill
Business combinations and goodwill
On the acquisition of a business, identifiable assets acquired and liabilities assumed are measured at their fair value. Contingent liabilities assumed are measured at fair value unless this cannot be measured reliably, in which case they are not recognised but are disclosed in the same manner as other contingent liabilities.
The measurement of deferred tax assets and liabilities arising on acquisition is as described in the general principles detailed within the ‘Taxes’ accounting policy note on page
205
 with the exception that no deferred tax is provided on taxable temporary differences in connection with the initial recognition of goodwill.
The cost of an acquisition is measured as the aggregate of the fair value of the consideration transferred. Contingent purchase consideration is measured at fair value on the date of acquisition and is re-measured
at fair value at each reporting date with changes in fair value recognised on the face of the Group income statement below operating profit.
Deferred purchase consideration is subsequently measured at amortised cost and the effect of unwinding the discount is recorded in financial expenses.
Payments of contingent and deferred purchase consideration reduce the respective liabilities. In respect of contingent purchase consideration
, the portion of each payment relating to its original estimate of fair value on acquisition is reported within cash flow from investing activities in the Group statement of cash flows and the portion of each payment relating to the increase or decrease in the liability since the acquisition date is reported within cash flow from operating activities. In respect of deferred purchase consideration, the cash paid in excess of the initial fair value is reported within interest paid, and the remainder is reported within cash flows from investing activities.
Goodwill is recorded at cost, being the difference between the fair value of the consideration and the fair value of net assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses and is not amortised.
Transaction costs are expensed and are not included in the cost of acquisition.

Intangible assets
Intangible assets
Brands
Externally acquired brands are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the brands are controlled through contractual or other legal rights, or are separable from the rest of the business. Brands are tested for impairment at least annually if determined to have indefinite lives.
The costs of developing internally generated brands are expensed as incurred.

Management agreements
Management agreements acquired as part of a business combination are initially recognised at the fair value attributed to those contracts on acquisition and are subsequently amortised on a straight-line basis over the term of the agreements, including any extension periods at the Group’s option.
Software
Internally generated software development costs are capitalised when all of the following can be demonstrated:

–	The ability and intention to complete the project;

–	That the completed software will generate probable future economic benefits;

–	The availability of adequate technical, financial and other resources to complete the project; and

–	The ability to measure the expenditure.
Amounts capitalised typically include internal and third-party labour and consultancy costs. Costs incurred before the above criteria are satisfied in the research phase are expensed. In addition, configuration and customisation costs relating to cloud computing arrangements are expensed.
Following initial recognition, the asset is carried at cost less any accumulated amortisation and impairment losses. Costs are generally amortised over estimated useful lives of three
to five years on a
straight-line
basis with the exception of the Guest Reservation System which is amortised over seven
to 10 years (see page

224
).

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are stated at cost less depreciation and any accumulated impairment.
Repairs and maintenance costs are expensed as incurred.
Land is not depreciated. All other property, plant and equipment are depreciated to a residual value over their estimated useful lives, namely:

–	Buildings – over a maximum of 50 years; and

–	Fixtures, fittings and equipment – three to 25 years.
All depreciation is charged on a straight-line basis. Residual value is reassessed annually.
Where the Group holds land or other property which it intends to occupy and provide hotel services, either as owner or manager, it is classified as property, plant and equipment.

Leases
Leases
The Group as lessee
On inception of a contract, the Group assesses whether it contains a lease. A contract contains a lease when it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to use the asset and the obligation under the lease to make payments are recognised in the Group statement of financial position as a right-of-use
asset and a lease liability.
Lease contracts may contain both lease and
non-lease
components. The Group allocates payments in the contract to the lease and non-lease
components based on their relative stand-alone prices and applies the lease accounting model only to lease components.
The
right-of-use
asset recognised at lease commencement includes the amount of lease liability recognised, initial direct costs incurred and lease payments made at or before the commencement date, less any lease incentives received.
Right-of-use
assets are depreciated to a residual value over the shorter of the asset’s estimated useful life and the lease term.
Right-of-use
assets are also adjusted for any re-measurement of lease liabilities and are subject to impairment testing. Residual value is reassessed annually.
A lease liability is recorded when the leased asset is available for use by the Group and is initially measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including
‘in-substance
fixed’ payments) and variable lease payments that depend on an index or a rate (initially measured using the index or rate at commencement), less any lease incentives receivable.
‘In-substance
fixed’ payments are payments that may, in form, contain variability but that, in substance, are unavoidable. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily
determinable.

The lease term includes periods subject to extension options which the Group is reasonably certain to exercise and excludes the effect of early termination options where the Group is reasonably certain that it will not exercise the option. Minimum lease payments include the cost of a purchase option if the Group is reasonably certain it will purchase the underlying asset after the lease term.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for lease payments made. The carrying amount of lease liabilities is re-measured
if there is a modification, a change in the lease term or a change in lease payments as a result of a rent review or change in the relevant index or rate.
Variable lease payments are payable under certain of the Group’s hotel leases and arise where the Group is committed to making lease payments that are contingent on the performance of these hotels. Such lease payments that do not depend on an index or a rate are recognised as an expense in the period over which the event or condition that triggers the payment occurs.
The Group has opted not to apply the lease accounting model to intangible assets, leases of low-value
assets or leases which have a term of less than 12 months. Costs associated with these leases are recognised as an expense on a straight-line basis over the lease term.
Payments and receipts are presented as follows in the Group statement of cash flows:

–
Short-term lease payments, payments for leases of
low-value
assets and variable lease payments that are not included in the measurement of the lease liabilities are presented within cash flows from operating activities;

–	Payments for the interest element of recognised lease liabilities are included in interest paid within cash flows from operating activities; and

–	Payments for the principal element of recognised lease liabilities are presented within cash flows from financing activities.

The Group as lessor
Leases, including subleases, for which the Group is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the lease is classified as a finance lease. All other leases are classified as operating leases. Where a leased property earns rentals under an operating sublease outside of the normal course of business, the Group’s interest in the lease is classified as an investment property within right-of-use
assets; these are subsequently measured under the cost model.
When the lease is classified as an operating lease, rental income arising is accounted for on a straight-line basis in the Group income statement.
When the lease is classified as a finance lease, the Group’s interest in the lease is derecognised and is replaced by a finance lease receivable. Any difference between those amounts is recognised in the Group income statement. Finance lease receivables are presented within other receivables and are initially measured at the present value of lease payments receivable under the sublease plus any initial direct costs. Finance lease interest is recognised within financial income in the Group income statement.
Receipts are presented as follows in the Group statement of cash flows:

–	Receipts from operating leases are presented within cash flows from operating activities; and

–	Receipts of principal from finance leases are presented within cash flows from investing activities.

Investment property	Where a leased property earns rentals under an operating sublease outside of the normal course of business, the Group’s interest in the lease is classified as an investment property within right-of-use
assets; these are subsequently measured under the cost model.
Associates and joint ventures
Associates and joint ventures
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies. A joint venture exists when two or more parties have joint control over, and rights to the net assets of, the venture. Joint control is the contractually agreed sharing of control which only exists when decisions about the relevant activities require the unanimous consent of the parties sharing control.

In determining the extent of power or significant influence, consideration is given to other agreements between the Group, the investee entity, and the investing partners. This includes any related management or franchise agreements and the existence of any performance guarantees.
Associates and joint ventures are accounted for using the equity method unless the associate or joint venture is classified as held for sale. Under the equity method, the Group’s investment is recorded at cost adjusted by the Group’s share of post-acquisition profits and losses, and other movements in the investee’s reserves, applying consistent accounting policies. When the Group’s share of losses exceeds its interest in an associate or joint venture, the Group’s carrying amount is reduced to $nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an associate or joint venture.
If there is objective evidence that an associate or joint venture is impaired, an impairment charge is recognised if the carrying amount of the investment exceeds its recoverable amount.
Upon loss of significant influence over an associate or joint control of a joint venture, any retained investment is measured at fair value with any difference to carrying value recognised in the Group income statement.

Impairment of non-financial assets
Impairment of
non-financial
assets
Non-financial
assets are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable and, in the case of goodwill and brands with indefinite lives, at least annually.
Assets that do not generate independent cash inflows are allocated to the cash-generating unit (‘CGU’), or group of CGUs, to which they belong. For impairment testing of owned and leased hotel properties, each hotel is deemed to be a CGU.
If carrying values exceed their estimated recoverable amount, the assets or CGUs are written down to the recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows, including the effect of inflation, discounted to their present value using a
pre-tax
nominal discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
With the exception of goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. A previously recognised impairment loss is reversed only if there has been a significant change in the assumptions used to determine the asset’s recoverable amount since the impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortisation, had no impairment loss been recognised for the asset in prior years.
Impairment losses, and any subsequent reversals, are recognised in the Group income statement.

Financial assets
Financial assets
On initial recognition, the Group classifies its financial assets as being subsequently measured at amortised cost, fair value through other comprehensive income (‘FVOCI’) or fair value through profit or loss (‘FVTPL’).
Financial assets which are held to collect contractual cash flows and give rise to cash flows that are solely payments of principal and interest are subsequently measured at amortised cost. Interest on these assets is calculated using the effective interest rate method and is recognised in the Group income statement as financial income. The Group recognises a provision for expected credit losses for financial assets held at amortised cost. With the exception of trade receivables, where there has not been a significant increase in credit risk since initial recognition, provision is made for defaults that are possible within the next 12 months. Where there has been a significant increase in credit risk since initial recognition, for example trade deposits and loans where the borrower is in financial difficulty or has not met repayments as they fall due, provision is made for credit losses expected over the remaining life of the asset.

The Group has elected to irrevocably designate equity investments as FVOCI as they mainly comprise strategic investments in entities that own hotels which the Group manages. Changes in their value are recognised within gains or losses on equity instruments classified as FVOCI in the Group statement of comprehensive income and are never recycled to the Group income statement. On disposal, any related balance within the fair value reserve is reclassified to retained earnings. Dividends from equity investments classified as FVOCI are recognised in the Group income statement as other operating income when the dividend has been declared, when receipt of the funds is probable and when the dividend is not a return of invested capital. Equity instruments classified as FVOCI are not subject to an impairment assessment.
Financial assets not meeting the above criteria are measured at FVTPL. These include money market funds, investments which do not meet the definition of equity and other financial assets which do not meet the criteria to be measured at amortised cost or FVOCI.

Trade receivables
Trade receivables
A trade receivable is recorded when the Group has an unconditional right to receive payment. In respect of franchise fees, base and incentive management fees, technology fees and revenues from owned, leased and managed lease hotels, the invoice is typically issued as the related performance obligations are satisfied, as described on pages 198 and 199. Trade receivables
typically do not bear interest and are generally on payment terms of up to
30
days.
Trade receivables are initially recognised at fair value and subsequently measured at amortised cost. A provision for impairment is made for lifetime expected credit losses. The Group has established a provision matrix that is based on its historical credit loss experience by region and number of days past due. Where the historical experience is not relevant to defined owner groups, for example those in financial distress, lifetime expected credit losses are calculated by reference to recent credit loss experience for that specific population.
Trade receivables are written off once determined to be uncollectable.

Cash and cash equivalents
Cash and cash equivalents
Cash comprises cash on hand and demand deposits.
Cash and cash equivalents comprise short-term deposits, money market funds and repurchase agreements that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. They generally have an original maturity of three months or less.
Cash and cash equivalents may include amounts which are subject to regulatory or other contractual restrictions and are not available for general use by the Group.
Cash balances are classified as other financial assets when the Group is not able to freely access the funds because they are subject to a specific charge or other restrictions.

Restricted cash and cash equivalents	Cash balances are classified as other financial assets when the Group is not able to freely access the funds because they are subject to a specific charge or other restrictions.
Money market funds	Money market funds Money market funds are held at FVTPL, with distributions recognised in financial income.
Bank and other borrowings
Bank and other borrowings
Bank and other borrowings are initially recognised at the fair value of the consideration received less directly attributable transaction costs. They are subsequently measured at amortised cost.
Borrowings are classified as
non-current
when the repayment date is more than 12 months from the
period-end
date or where they are drawn on a facility with more than 12 months to expiry.

Derivative financial instruments and hedging
Derivative financial instruments and hedging
Derivatives are initially recognised and subsequently measured at fair value. The subsequent accounting treatment depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.
Changes in the fair value of derivatives which have either not been designated as hedging instruments or relate to the ineffective portion of hedges are recognised immediately in the Group income statement.
Documentation outlining the measurement and effectiveness of any hedging arrangement is maintained throughout the life of the hedge relationship.
Interest arising from currency derivatives and interest rate swaps is recorded in either financial income or expenses over the term of the agreement, unless the accounting treatment for the hedging relationship requires the interest to be taken to reserves.
Within the Group statement of cash flows, interest paid includes interest paid on the Group’s bonds and the related derivative financial instruments.
Cash flow hedges
Financial instruments are designated as cash flow hedges when they hedge exposure to variability in cash flows that are attributable to either a highly probable forecast transaction or a particular risk associated with a recognised asset or liability.
Changes in the fair value are recorded in other comprehensive income and cash flow hedge reserves to the extent that the hedges are effective. When the hedged item is recognised, the cumulative gains and losses on the related hedging instrument are reclassified to the Group income statement, within financial expenses.
Net investment hedges
Financial instruments are designated as net investment hedges when they hedge the Group’s net investment in foreign operations.
Changes in the fair value are recorded in other comprehensive income and the currency translation reserve to the extent that the hedges are effective. The cumulative gains and losses remain in equity until the relevant foreign operation is disposed, at which point they are reclassified to the Group income statement as part of the gain or loss on disposal.

Financial guarantee contracts
Financial guarantee contracts
In
limited
cases, the Group may guarantee part of mortgage loans made to facilitate third-party ownership of hotels under IHG management or franchise arrangements. The Group has elected to apply the requirements of IFRS 9 ‘Financial Instruments’ to these arrangements. Financial guarantee contracts are initially recognised at fair value and subsequently measured at the higher of the amount calculated under the Group’s expected credit loss model and any amount initially recognised less cumulative amounts recognised in accordance with the Group’s revenue recognition policy.

The carrying value of financial guarantee liabilities is immaterial for all periods presented.

Fair value measurement
Fair value measurement
The Group measures each of the following at fair value on a recurring basis:

–	Financial assets and liabilities measured at FVTPL;

–	Financial assets measured at FVOCI; and

–	Derivative financial instruments.
Other assets are
measured
at fair value when impaired or
re-measured
on classification as held for sale by reference to fair value less costs of disposal.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured by reference to the principal market for the asset or liability assuming that market participants act in their economic best interests.
The fair value of a
non-financial
asset assumes the asset is used in its highest and best use, either through continuing ownership or by selling it.
The Group uses valuation techniques that maximise the use of relevant observable inputs using the following valuation hierarchy:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities measured at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Further disclosures on the particular valuation techniques used by the Group are provided in note
24
.

Where significant assets, such as property, are valued by reference to fair value less costs of disposal, an external valuation will normally be obtained using professional valuers who have appropriate market knowledge, reputation and independence.

Offsetting of financial assets and financial liabilities
Offsetting of financial assets
and financial liabilities
Financial assets and financial liabilities are offset and the net amount is reported in the Group statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the assets and settle the liabilities simultaneously. To meet these criteria, the right of set-off
must not be contingent on a future event and must be legally enforceable in all of the following circumstances: the normal course of business; the event of default; and the event of insolvency or bankruptcy of the Group and all of the counterparties.

Taxes
Taxes
Current tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.
The calculation of the Group’s current tax charge involves consideration of applicable tax laws and regulations in many jurisdictions throughout the world. From time to time, the Group is subject to tax audits and uncertainties in these jurisdictions. The issues involved can be complex and audits may take a number of years to conclude. Where the interpretation of local tax law is not clear, management relies on judgement and accounting estimates to ensure all uncertain tax positions are adequately provided for in the Group Financial Statements, in accordance with IFRIC 23 ‘Uncertainty over Income Tax Treatments’, representing the Group’s view of the most likely outcome or, where multiple issues are considered likely to be settled together, the probability weighted amounts of the range of possible outcomes.
This may involve consideration of some or all of the following factors:

–	strength of technical argument, impact of case law and clarity of legislation;

–	professional advice;

–	experience of interactions, and precedents set, with the particular taxing authority; and

–	agreements previously reached in other jurisdictions on comparable issues.

Deferred tax
Deferred tax
Deferred tax assets and liabilities arise and are generally recognised in respect of temporary differences between the tax base and carrying value of assets and liabilities.
Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset is released or the liability will be settled, based on tax rates and laws enacted or substantively enacted at the end of the reporting period.
Judgement is used when assessing the extent to which deferred tax assets, particularly in respect of tax losses, should be recognised. Deferred tax assets are only recognised to the extent that it is regarded as probable that there will be sufficient and suitable taxable profits or deferred tax liabilities in the relevant legal entity or tax group against which such assets can be utilised in the future. For this purpose, forecasts of future profits are considered by assessing estimated future cash flows, consistent with those disclosed on page
197
 within ‘Going concern’. Tax assumptions are overlaid to these profit forecasts to estimate the future taxable profits.
Deferred tax is not provided on temporary differences arising on investments in subsidiaries where the Group is able to control the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.
Where deferred tax assets and liabilities arise in the same entity, or group of entities, and there would be a legal right to offset the assets and liabilities were they to reverse, the assets and liabilities are also offset in the Group statement of financial position.

The Group has applied the exception to recognising and disclosing information
about deferred tax assets and liabilities related to Pillar Two income taxes.

Retirement benefits
Retirement benefits
Defined contribution plans
Payments to defined contribution plans are charged to the Group income statement as they fall due.
Defined benefit plans
Plan assets are measured at fair value and plan liabilities are measured on an actuarial basis using the projected unit credit method, discounted at an interest rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The difference between the value of plan assets and liabilities at the period-end
date is the amount of surplus or deficit recorded in the Group statement of financial position as an asset or liability. An asset is recognised when the employer has an unconditional right to use the surplus at some point during the life of the plan or on its wind-up.
The service cost of providing pension benefits to employees, together with the net interest expense or income for the year, is charged to the Group income statement within administrative expenses. Net interest is calculated by applying the discount rate to the net defined benefit asset or liability, after any asset restriction.
Re-measurements
comprise actuarial gains and losses, the return on plan assets and changes in the amount of any asset restrictions. Actuarial gains and losses may result from differences between the actuarial assumptions underlying the plan liabilities and actual experience during the year or changes in the actuarial assumptions used in the valuation of the plan liabilities.
Re-measurement
gains and losses, and taxation thereon, are recognised in other comprehensive income and are not reclassified to profit or loss in subsequent periods.
Actuarial valuations are carried out on a regular basis and are updated for material transactions and other material changes in circumstances (including changes in market prices and interest rates) up to the end of the reporting period.

Deferred compensation plan
Deferred compensation plan
The Group operates a deferred compensation plan in the US which allows certain employees to make additional provision for retirement through the deferral of salary with matching company contributions within a dedicated trust. The related assets and liabilities are recognised in the Group statement of financial position. The Group’s obligation to employees under the plan is limited to the fair value of assets held by the plan and so the assets and liabilities are valued at the same amount, with no net impact on profit or loss.

Share-based payments
Share-based payments
The cost of equity-settled share-based payment transactions with employees is measured by reference to fair value at the date at which the right to the shares is granted. Fair value is determined by an external valuer using option pricing models.
The cost of equity-settled share-based payment transactions is recognised, together with a corresponding increase in equity, over the period in which any performance or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (vesting date).
The Group income statement charge represents the movement in cumulative expense recognised at the beginning and end of that year. No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market or non-vesting
condition, which are treated as vesting irrespective of whether or not the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Provisions
Provisions
Provisions are recognised when the Group has a present obligation as a result of a past event, it is probable that a payment will be made and a reliable estimate of the amount payable can be made. If the effect of the time value of money is material, the provision is discounted using a current pre-tax
discount rate that reflects the risks specific to the liability. No amounts are currently discounted.

Commercial litigation and disputes
Commercial litigation and disputes
A provision is made when management consider it probable that payment may occur and the amount can be reliably estimated even though the defence of the related claim may still be ongoing through the court or arbitration process.

Self insurance reserves
Self insurance reserves
The Group holds insurance policies with third-party insurers against certain risks relating to its corporate operations and owned and leased properties. Certain risks are reinsured through the Group’s captive insurance company (the ‘Captive’), SCH Insurance Company. This reduces the cost of insurance to the Group.
For both the Group’s self insurance provisions and its external insurance obligations, in addition to the Captive obtaining regulatory approval, each line of insurance is subject to review and approval by the Insurance Executive
Sub-Committee.
The level of retained risk and expected loss is reviewed annually to balance the level of risk against external risk transfer costs.
Insurance reserves are held principally in the Captive. They are established using independent actuarial assessments, which reflect current expectations of the future economic outlook, or are based on past claims experience provided by third parties.
Amounts utilised are principally paid to third-party insurers or dedicated claims handlers for subsequent settlement with the claimant.

Insurance
Insurance
The Group’s insurance reserves relating to managed hotels are included in the Group statement of financial position as insurance liabilities. Insurance liabilities include both claims which are incurred but not reported (‘IBNR’) and those reported but not yet settled. Reserves are established using IFRS 17’s premium allocation approach, as all policies have a duration of 12 months or less, and incorporate independent actuarial assessments which reflect current expectations of the future economic outlook and past claims experience.

The Group assesses other arrangements with guarantees and similar features to determine whether an insurance contract exists. No material contracts have been identified to date.
Insurance revenue and insurance expenses are presented separately within the Group income statement. Insurance revenue comprises reinsurance premiums which are recognised over the period of coverage; insurance expenses comprise the cost of claims and associated expenses. The effect of discounting is immaterial.
In order to protect certain third-party insurers against the solvency risk of the Captive, the Group obtains stand-by
letters of credit
(‘SBLCs’
) from various banks with a total value of
$
84
m
 (2023: $68m). Other Group companies indemnify the banks against losses under these SBLCs, however this represents a secondary guarantee of the Group’s obligations which are already recorded on the statement of financial position, either as insurance liabilities under IFRS 17 or as self-insurance provisions. No additional liability is therefore recorded in respect of these indemnities.

Disposal of non-current assets
Disposal of
non-current
assets
The Group recognises sales proceeds and any related gain or loss on disposal on completion of the sales process. In determining whether the gain or loss should be recorded, the Group considers whether it:

–	has a continuing managerial involvement to the degree associated with asset ownership;

–	has transferred the significant risks and rewards associated with asset ownership; and

–	can reliably measure and will actually receive the proceeds.

Equity share capital and reserves
Equity share capital and reserves
Equity share capital
Equity share capital includes the total net proceeds (both nominal value and share premium) on issue of the Company’s equity share capital. Share premium represents the amount of proceeds received for shares in excess of their nominal value.
Capital redemption reserve
The capital redemption reserve maintains the nominal value of the equity share capital of the Company when shares are repurchased and cancelled.
Shares held by employee share trusts
Shares held by employee share trusts comprise ordinary shares held by employee share trusts.
Other reserves
Other reserves comprise the merger and revaluation reserves previously recognised under UK GAAP, together with the reserve arising as a consequence of the Group’s capital reorganisation in June 2005. The revaluation reserve relates to the previous revaluations of property, plant and equipment which were included at deemed cost on adoption of IFRS. Following the change in presentational currency to US dollars in 2008, this reserve also includes exchange differences arising on retranslation to period-end
exchange rates of equity share capital, the capital redemption reserve and shares held by employee share trusts.
Fair value reserve
The fair value reserve comprises movements in the value of financial assets measured at fair value through other comprehensive income.
Cash flow hedge reserves
The cash flow hedge reserves comprise:

–	Cash flow hedge reserve: the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition in profit or loss; and

–	Cost of hedging reserve: the gain or loss which is excluded from the designated hedging instrument relating to the foreign currency basis spread of currency swaps.
Currency translation reserve
The currency translation reserve comprises the movement in exchange differences arising from the translation of foreign operations and exchange differences on foreign currency borrowings and derivative financial instruments that provide an effective hedge against net investments in foreign operations. On adoption of IFRS, cumulative exchange differences were deemed to be $nil.
Non-controlling
interest
A
non-controlling
interest is equity in a subsidiary of the Group not attributable, directly or indirectly, to the Group.

Climate change
Climate change
There are no climate-related estimates and assumptions that have a material impact on asset values in the Group Financial Statements. In particular, the following have been considered:

–	In the case of goodwill and brands, the carrying value is recovered in less than five years under the Base Case forecasts and is not susceptible to medium-term risks.

–
In the case of the InterContinental Boston, for which the lease expires in 2105, the last impairment test performed indicated headroom above recoverable value of approximately 25% of the asset value before the asset would be impaired.

–
In the case of other hotel assets (within property, plant and equipment, right-of-use
assets, associates or other financial assets) the remaining economic lives, whether they are sensitive to the impact of transitional risks or are susceptible to physical risks.

–	In the case of contract assets, the term of the management agreement and the significant headroom of fee income over the asset carrying value.

–	In the case of trade deposits and loans, the short-term repayment period of these assets.

–	The period of coverage of performance guarantees and owner loan guarantees, together with caps on the Group’s exposure.

–	In the case of the recoverability of the UK deferred tax asset, the impact of the potential downside risk on the Group’s forecasts (see disclosure on page 221 ).
Additionally, increasing operating costs over a medium term, for example energy, are not expected to have a material impact on any of the Group’s assets.
While there is currently no material medium-term impact expected from climate change, the risks attached to climate change continue to evolve and these will continue to be assessed against the Group’s judgements and estimates.

New accounting standards and other presentational changes
New accounting standards and
other presentational changes
Adoption of new
accounting standards
From 1 January 2024, the Group has applied the following amendments:

–	IAS 1 – Classification of Liabilities as Current or Non-Current;

–	IAS 1 – Non-current Liabilities with Covenants;

–	IFRS 16 – Lease Liability in a Sale and Leaseback; and

–	IAS 7 and IFRS 7 – Supplier Finance Arrangements.
None of these amendments have had a material impact on the Group’s reported financial performance or position.

New standards issued but not yet effective
New standards issued but not yet effective
From 1 January 2025, the Group will apply the amendments to:

–	IAS 21 – Lack of Exchangeability
From 1 January 2026, the Group will apply the amendments to:

–	IFRS 7 and 9 – Amendments to the Classification and Measurement of Financial Instruments;

–	IFRS 7 and 9 – Contracts referencing Nature-dependent Electricity; and

–	Amendments arising from the IASB’s Annual Improvements Volume 11.
There is no anticipated material impact from these amendments on the Group’s reported financial performance or position.
IFRS 18 Presentation and Disclosure in Financial Statements
The Group will adopt IFRS 18 with effect from 1 January 2027. This will replace IAS 1 ‘Presentation of Financial Statements’. IFRS 18 will introduce defined subtotals within the Group income statement and will require entities to classify all income and expenses within the income statement into the following categories: operating, investing, financing, income taxes and discontinued operations.
IFRS 18 will also require new disclosures within the notes to the Group financial statements for management-defined performance measures and introduce new principles around aggregation and disaggregation of information within the financial statements.
Related amendments to IAS 7 ‘Statement of Cash Flows’ will require the Group statement of cash flows to start with operating profit or loss and will change the Group’s classification of cash flows from dividends and interest.
IFRS 18 will require restatement of comparative periods. The Group is currently assessing the impact of the standard.